Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Related parties
22.	Related parties

Transactions with related entities -

During 2023, 2022 and 2021, the Company carried out the following transactions with its parent company Inversiones ASPI S.A. and its other related parties:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Income
Parent
Inversiones ASPI S.A. (ASPI)
Income from office lease	16	16	20
Fees for management and administrative services	88	100	98

Other related parties
Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 24	1,150	1,200	1,230
Income from office lease	259	244	332
Fossal S.A.A. (Fossal)
Income from office lease	16	16	18
Fees for management and administrative services	44	52	52
Fosfatos del Pacífico S.A. (Fospac)
Income from office lease	16	16	19
Fees for management and administrative services	143	46	155
Asociación Sumac Tarpuy
Income from office lease	16	16	20

Expense
Other related parties
Security services provided by Compañía Minera Ares S.A.C.	(1,940)	(2,110)	(2,836)

Loans
Other related parties
Loans to Fossal S.A.A.	-	-	(14,252)
Loans to Fosfatos del Pacífico S.A.	-	-	(2,869)
Loan collection from Fossal S.A.A.	-	-	14,252
Loan collection from Fosfatos del Pacífico S.A.	-	-	2,869

As a result of these transactions, the Company had the following rights and obligations as of December 31, 2023 and 2022:

	2023		2022
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)

Parent
Inversiones ASPI S.A.	89	-	-	5
	89	-	-	5

Other related parties
Fosfatos del Pacífico S.A.	1,413	305	1,123	461
Compañía Minera Ares S.A.C.	315	211	564	2,220
Fossal S.A.A.	52	-	75	-
Other	104	-	96	-
	1,884	516	1,858	2,681
	1,973	516	1,858	2,686

Terms and conditions of transactions with related parties -

Outstanding balances with related parties at the year-end are unsecured and interest free and settlement occurs in cash. For the years ended December 31, 2023, 2022 and 2021, the Group had not recorded an allowance for expected credit losses relating to amounts owed by related parties. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

Compensation of key management personnel of the Group –

The compensation paid to key management personnel includes expenses for profit-sharing, compensation and other concepts for members of the Board of Directors and the key management. For the year ended December 31, 2023, the total short-term compensation amounted to S/28,922,000 (2022: S/26,066,000 and 2021: S/22,678,000) and the total long-term compensation amounted to S/7,632,000 (2022: S/8,272,000 and 2021: S/9,763,000), and there were no post-employment or contract termination benefits or share-payments.